Cover	Sep. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2021
Entity File Number	001-40699
Entity Registrant Name	PHARMACYTE BIOTECH, INC.
Entity Central Index Key	0001157075
Entity Tax Identification Number	62-1772151
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	23046 Avenida de la Carlota
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Laguna Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	(917)
Local Phone Number	595-2850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PMCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false